Lease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lease [Line Items]
Operating lease, right-of-use assets recognized	$ 40,127	$ 194,214	$ 82,066
Operating lease liabilities	$ 124,335	$ 186,095
Incremental borrowing rate	2.25%
Operating lease, interest rate used to calculate present value	2.75%
Weighted average remaining lease term	11 months 26 days	1 year 10 months 17 days
Operating lease, interest rate used to calculate present value	3.56%	3.87%
Cash paid for operating lease liabilities	$ 106,427	$ 53,279	$ 43,478
Lease [Member]
Lease [Line Items]
Operating lease liabilities	$ 40,127	$ 194,214